Long-Term Investments	6 Months Ended
Jun. 30, 2026
Long-Term Investments

6. Long-Term Investments

The Company classifies its long-term investments as designated at fair value through profit and loss under IFRS 9. Long-term investments are summarized as follows:

For the six months ended June 30, 2026	Fair Value December 31, 2025	Net Additions / (Disposals)	Movements in foreign exchange	Fair value Adjustments for the period	Fair Value June 30, 2026
Talisker Resources Common Shares	$2,351	$(226)	$(61)	$(463)	$1,601
Silver Wolf Exploration Ltd. Common Shares	1,114	-	(34)	(205)	875
Silver Wolf Exploration Ltd. Warrants	184	-	(4)	(64)	116
Endurance Gold Corp. Common Shares	376	-	(17)	94	453
Endurance Gold Corp. Warrants	126	-	(7)	39	158
	$4,151	$(226)	$(123)	$(599)	$3,203